INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 2,229	$ 2,189
Work in process	417	232
Finished goods	3,713	3,617
Total inventory	$ 6,359	$ 6,038